Guaranteed Loan Financing	9 Months Ended
Sep. 30, 2016
Guaranteed Loan Financing
Guaranteed Loan Financing

Note 14 – Guaranteed loan financing

The following table presents guaranteed loan financing and the related interest rates and maturity dates:

	Weighted	Range of
	Average	Interest	Range of
(In Thousands)	Interest Rate	Rates	Maturities (Years)	Ending Balance
September 30, 2016	2.80%	1.28 – 6.99%	2016 - 2038	$415,417
December 31, 2015	2.54%	1.03 – 6.99%	2016 - 2038	$499,187

The following table summarizes contractual maturities of total guaranteed loan financing outstanding as of the consolidated balance sheet dates:

(In Thousands)	September 30, 2016	December 31, 2015
2016	292	1,720
2017	4,438	7,981
2018	8,407	13,737
2019	5,416	7,946
2020	6,289	9,744
2021	7,078	8,904
Thereafter	383,497	449,155
Total	$415,417	$499,187

Our guaranteed loan financing is secured by loans, held-for-investment of $422.2 million and $507.4 million as of September 30, 2016 and December 31, 2015, respectively.